OTHER PAYABLES AND ACCRUALS	6 Months Ended
Jun. 30, 2017
OTHER PAYABLES AND ACCRUALS [Abstract]
OTHER PAYABLES AND ACCRUALS
19.	OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:

	2016	2017
	December 31	June 30
	RMB	RMB

Payables for purchases of property, plant and equipment	410,326,563	667,388,704
Freight payables	208,186,310	337,388,849
Sale-lease back payable	59,553,667	101,443,202
Value-added tax and other tax payable	84,469,920	77,825,665
Accrued warranty cost	64,045,947	75,808,205
Payables for purchases of project assets	-	39,460,883
Contracted labor fee	25,873,505	21,024,147
Accrued utilities, rentals and interests	36,748,524	17,801,840
Countervailing and anti-dumping duties	15,033,545	11,337,290
Accrued professional service fees	11,378,367	11,095,368
Commission payable	1,125,092	5,686,297
Public offering issuance cost	2,328,174	2,328,174
Insurance premium payables	735,408	372,915
Government grants related to assets	21,436,902	-
Others	78,178,447	82,952,404
Total	1,019,420,371	1,451,913,943